Inventories (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017	[1]
Inventories [abstract]
Raw materials	$ 9,954	$ 9,708
Work-in-progress	6,349	4,750
Finished goods	871	590
Total inventories	$ 17,174	$ 15,048	[1]	$ 17,130

[1]	Restated (Note 5)